Note 11 - Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Abstract]
Basic earnings per share	[1]	€ 2.83	€ 2.37	€ 1.00
Diluted earnings per share	[1]	€ 2.77	€ 2.32	€ 0.97

[1]	Earnings were adjusted by € 498 million, € 479 million and € 363 million before tax for the coupons paid on Additional Tier 1 Notes in May 2023, May 2022 and April 2021; in accordance with IAS 33 the coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation